Statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents
(1) Details of cash and cash equivalents are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Cash	1,661,517	1,826,020
Foreign currencies	812,026	642,158
Demand deposits	24,634,075	35,891,982
Fixed deposits	173,505	139,519

Total	27,281,123	38,499,679

Summary of restricted cash and cash equivalents
(2) Details of restricted cash and cash equivalents are as follows (Unit: Korean Won in millions)

	Counterparty	December 31, 2024	Reason of restriction
Due from banks in local currency:
Due from Bank of Korea on demand	Bank of Korea	9,712,194	Reserve deposits under the Bank of Korea Act

Due from banks in foreign currencies:
Due from banks on demand	Bank of Korea and others	2,954,868	Reserve deposits etc.

	Total	12,667,062

	Counterparty	December 31, 2025	Reason of restriction
Due from banks in local currency:
Due from Bank of Korea on demand	Bank of Korea	16,555,802	Reserve deposits under the Bank of Korea Act

Due from banks in foreign currencies:
Due from banks on demand	Bank of Korea and others	6,919,255	Reserve deposits etc.

	Total	23,475,057

Summary of Significant transactions of investing activities and financing activities not involving cash inflows and outflows
(3)	Significant transactions of investing activities and financing activities not involving cash inflows and outflows are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Changes in other comprehensive income related to valuation of financial assets at FVTOCI	725,525	34,058	(1,321,567)
Changes in other comprehensive income related to valuation of assets of associate	2,965	(5,367)	(2,335)
Changes in other comprehensive income related to valuation profit or loss on cash flow hedge	(16,524)	6,591	(167,670)
Changes in financial assets measured at FVTOCI due to debt-for-equity swap	206	18,536	—
Changes in premises and equipment due to the transfer of assets held-for-sale	(2,504)	(38,423)	(107,479)
Changes in investment property due to reclassification to assets held for sale			(35,137)
Transfer of investment properties to premises and equipment	2,098	(42,344)	(9,997)
Reclassification of advance payments related to acquisition of control	—	—	(154,934)
Changes in account payables related to intangible assets	11,121	24,134	(5,101)
Changes in right-of-use assets and lease liabilities	219,531	427,926	235,011
Changes in other comprehensive income related to foreign operation translation	45,080	522,845	(116,405)

Summary of Adjustments of liabilities from financing activities
(4) Adjustments of liabilities from financing activities are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2023
	Beginning balance	Financing activities Cash flow	Business Combination	Settlement of derivatives designated for hedging purposes	Not involving cash inflows and outflows
					Foreign Exchange	Variation of gain(loss) on valuation of hedged items	Others (*)	Ending balance
Borrowings	28,429,603	2,332,376	—	—	191,250	—	33,517	30,986,746
Debentures	44,198,486	(3,227,650)	—	—	82,210	58,306	127,893	41,239,245
Lease liabilities	319,161	(160,673)	—	—	1,130	—	174,838	334,456
Net derivative liabilities (for hedging purposes)	165,125	23,394	—	—	—	(87,420)	25,200	126,299
Other liabilities	27,384	118	4	—	—	—	641	28,147

Total	73,139,759	(1,032,435)	4	—	274,590	(29,114)	362,089	72,714,893

(*)	The change in lease liabilities due to the new contract includes 210,810 million Won.

	For the year ended December 31, 2024
	Beginning balance	Financing activities Cash flow	Business Combination	Settlement of derivatives designated for hedging purposes	Not involving cash inflows and outflows
					Foreign Exchange	Variation of gain(loss) on valuation of hedged items	Others (*)	Ending balance
Borrowings	30,986,746	(3,011,120)	—	—	2,113,979	—	27,426	30,117,031
Debentures	41,239,245	5,594,220	—	—	870,846	17,417	485,375	48,207,103
Lease liabilities	334,456	(238,770)	—	—	13,555	—	417,849	527,090
Net derivative liabilities (for hedging purposes)	126,299	(25,442)	—	—	—	(156,422)	(16,811)	(72,376)
Other liabilities	28,147	(17,690)	—	—	—	—	16,169	26,626

Total	72,714,893	2,301,198	—	—	2,998,380	(139,005)	930,008	78,805,474

(*)	The change in lease liabilities due to the new contract includes 366,340 million Won.

	For the year ended December 31, 2025
	Beginning balance	Financing activities Cash flow	Business Combination	Settlement of derivatives designated for hedging purposes	Not involving cash inflows and outflows
					Foreign Exchange	Variation of gain(loss) on valuation of hedged items	Others (*)	Ending balance
Borrowings	30,117,031	4,392,369	—	—	(326,602)	—	469	34,183,267
Debentures	48,207,103	5,599,481	1,670,044	—	(133,503)	80,760	159,507	55,583,392
Lease liabilities	527,090	(251,559)	48,656	—	(1,564)	—	218,949	541,572
Net derivative liabilities (for hedging purposes)	(72,376)	17,231	20,313	(34,199)	—	322,204	145,008	398,181
Other liabilities	26,626	(41)	15,443	—	—	—	633	42,661

Total	78,805,474	9,757,481	1,754,456	(34,199)	(461,669)	402,964	524,566	90,749,073

(*)	The change in lease liabilities due to the new contract includes 201,562 million Won.